UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 80.8%
	COMMON STOCKS – 78.0%
	AEROSPACE & DEFENSE – 1.2%
39,647	MTU Aero Engines	$3,384,209
	AUTO COMPONENTS – 1.4%
50,112	Leoni	2,734,807
99,805	SAF-Holland	1,230,874
		3,965,681
	CHEMICALS – 8.8%
181,961	Evonik Industries	6,304,674
230,712	Symrise	12,284,966
48,174	Wacker Chemie	5,828,056
		24,417,696
	COMMERCIAL SERVICES & SUPPLIES – 1.1%
47,098	Bilfinger Berger	2,986,021
	CONSTRUCTION & ENGINEERING – 0.5%
20,526	Hochtief	1,412,800
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
432,154	Telefonica Deutschland Holding	2,259,119
	ELECTRICAL EQUIPMENT – 4.3%
211,339	Nordex*	3,897,458
217,025	OSRAM Licht Group*	8,082,735
		11,980,193
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.3%
15,546	Isra Vision	952,052
179,637	Jenoptik	2,019,900
31,254	LPKF Laser & Electronics†	549,147
		3,521,099
	FOOD & STAPLES RETAILING – 2.4%
204,478	Metro*	6,733,709
	HEALTH CARE EQUIPMENT & SERVICES – 0.8%
43,626	STRATEC Biomedical†	2,263,506
Shares	Description	Value(a)
	HEALTH CARE PROVIDERS & SERVICES – 3.2%
297,848	Rhoen Klinikum†	$9,033,746
	HEALTH CARE TECHNOLOGY – 0.3%
32,437	CompuGroup Medical	776,567
	HOTELS, RESTAURANTS & LEISURE – 1.4%
268,025	TUI	4,008,765
	INDUSTRIAL CONGLOMERATES – 0.6%
34,080	Rheinmetall	1,639,550
	INSURANCE – 3.4%
54,968	Hannover Rueck	4,443,506
151,053	Talanx	5,024,904
		9,468,410
	INTERNET SOFTWARE & SERVICES – 4.1%
158,341	United Internet	6,736,883
45,357	XING	4,827,481
		11,564,364
	IT SERVICES – 1.8%
20,362	Bechtle	1,557,836
90,179	Wirecard	3,331,238
		4,889,074
	LIFE SCIENCES TOOLS & SERVICES – 3.0%
128,970	Evotec*†	504,673
67,502	Gerresheimer	4,382,772
35,291	MorphoSys*	3,462,018
		8,349,463
	MACHINERY – 8.4%
85,934	DMG MORI SEIKI	2,428,971
34,975	Duerr	2,553,942
184,953	GEA Group	8,067,645
55,597	Krones	4,834,133
30,408	NORMA Group	1,271,681
4,776	Rational	1,420,219
88,095	Stabilus*	2,717,089
		23,293,680

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 80.8% (continued)
	MEDIA – 7.2%
59,721	Axel Springer	$3,287,109
269,322	ProSiebenSat.1 Media	10,729,300
458,177	Sky Deutschland*	3,892,996
95,204	Stroeer Media	2,097,736
		20,007,141
	METALS & MINING – 1.3%
42,431	Aurubis	2,098,100
46,608	Salzgitter	1,606,951
		3,705,051
	PHARMACEUTICALS – 0.7%
51,120	Stada Arzneimittel	2,033,623
	PROFESSIONAL SERVICES – 0.5%
21,818	Amadeus Fire	1,525,145
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.1%
395,131	Deutsche Annington Immobilien	11,465,456
160,072	LEG Immobilien	11,090,484
		22,555,940
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%
98,923	Dialog Semiconductor*	2,778,625
531,832	Kontron*	3,328,845
		6,107,470
	SPECIALTY RETAIL – 0.8%
35,316	Fielmann	2,167,022
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.3%
15,370	Wincor Nixdorf	787,176
	TEXTILES, APPAREL & LUXURY GOODS – 1.9%
68,319	Gerry Weber International	2,697,119
20,840	Hugo Boss	2,604,100
		5,301,219
	THRIFTS & MORTGAGE FINANCE – 1.9%
120,254	Aareal Bank	5,228,014
Shares	Description	Value(a)
	TRADING COMPANIES & DISTRIBUTORS – 2.5%
112,098	Brenntag	$5,507,560
114,899	Kloeckner*	1,580,679
		7,088,239
	WIRELESS TELECOMMUNICATION SERVICES – 1.8%
195,367	Freenet	5,083,046
	Total Common Stocks (cost $181,873,127)	217,536,738
	PREFERRED STOCKS – 2.8%
	CONSTRUCTION MATERIALS – 0.9%
15,056	Sto (cost $2,540,671)	2,695,790
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
30,665	Draegerwerk† (cost $3,559,932)	2,714,321
	SPECIALTY RETAIL – 0.9%
31,614	Hornbach Holding (cost $3,239,684)	2,498,929
	Total Preferred Stocks (cost $9,340,287)	7,909,040
	Total Investments in Germany (cost $191,213,414)	225,445,778
INVESTMENTS IN NETHERLANDS – 13.2%
	AEROSPACE & DEFENSE – 10.4%
460,000	Airbus Group NV	28,937,549
	LIFE SCIENCES TOOLS & SERVICES – 2.8%
347,319	QIAGEN*	7,907,231
	Total Investments in Netherlands (cost $19,110,728)	36,844,780

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN LUXEMBOURG – 2.7%
	MEDIA – 2.7%
87,354	RTL Group	$7,488,396
	Total Investments in Luxembourg (cost $6,352,695)	7,488,396
INVESTMENTS IN SWITZERLAND – 1.3%
	CLOSED-END FUNDS – 1.3%
	HEALTH CARE – 1.3%
17,529	BB Biotech*	3,413,042
	Total Investments in Switzerland (cost $3,413,542)	3,413,042
	Total Investments in Common and Preferred Stocks – 98.0% (cost $220,090,379)	273,191,996
SECURITIES LENDING COLLATERAL – 3.5%
9,870,186	Daily Assets Fund Institutional, 0.08% (cost $9,870,186)(b)(c)	9,870,186
Shares	Description	Value(a)
CASH EQUIVALENTS – 2.2%
6,253,195	Central Cash Management Fund, 0.05% (cost $6,253,195)(c)	$6,253,195
	Total Investments – 103.7% (cost $236,213,760)**	289,315,377
	Other Assets and Liabilities, Net – (3.7%)	(10,280,966)
	NET ASSETS – 100.0%	$279,034,411

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*  Non-income producing security.
**  The cost for federal income tax purposes was $237,002,249. At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $52,313,128. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,919,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,606,796.
†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2014 amounted to $9,515,871, which is 3.4% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$225,445,778	$—	$—	$225,445,778
Netherlands	36,844,780	—	—	36,844,780
Luxembourg	7,488,396	—	—	7,488,396
Switzerland	3,413,042	—	—	3,413,042
Short-Term Instruments(1)	16,123,381	—	—	16,123,381
Total	$289,315,377	$—	$—	$289,315,377

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014